CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
REVENUES
Revenues from mining operations (Note 19)		$ 11,907,851	$ 8,285,753
COSTS, INCOME AND EXPENSES
Production	[1]	3,340,684	3,086,080
Exploration and corporate development		206,684	219,610
Amortization of property, plant and mine development (Note 9)		1,645,297	1,514,076
General and administrative		235,947	207,450
Finance costs (Note 14)		91,145	126,738
(Gain) loss on derivative financial instruments (Note 21)		(223,960)	155,819
Impairment reversal (Note 24)		(229,000)	0
Foreign currency translation (gain) loss		(25,654)	9,383
Care and maintenance		69,802	60,574
Other income and expenses (Note 22)		92,995	84,468
Income before income and mining taxes		6,703,911	2,821,555
Income and mining taxes expense (Note 25)		2,242,450	925,974
Net income for the year		$ 4,461,461	$ 1,895,581
Net income per share - basic (Note 16)		$ 8.89	$ 3.79
Net income per share - diluted (Note 16)		8.86	3.78
Cash dividends declared per common share		$ 1.6	$ 1.6

[1]	Exclusive of amortization, which is shown separately.